Cover	12 Months Ended
Dec. 31, 2020 shares
Cover
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	BARCLAYS PLC
Entity Central Index Key	0000312069
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Transition Report	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock Shares Outstanding	17,359,296,032
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address Address Line 1	1 CHURCHILL PLACE
Entity Address, Country	GB
Entity Address City Or Town	LONDON
Entity Address Postal Zip Code	E14 5HP
Document Registration Statement	false
Document Annual Report	true
Entity File Number	1-09246
Entity Incorporation State Country Code	X0
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Title of 12(b) Security	American Depositary Shares, each representing four 25p ordinary shares
Trading Symbol	BCS
Security Exchange Name	NYSE
Document Shell Company Report	false